Summary of Status of Company's Option Plans and Changes (Details) - $ / shares	1 Months Ended							12 Months Ended
	Aug. 31, 2021	Jul. 31, 2021	Mar. 31, 2021	Feb. 28, 2021	Nov. 30, 2020	Aug. 31, 2020	Mar. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Option Indexed to Issuer's Equity [Line Items]
Number of share options, Granted	37,500	100,000	45,000		267,500	30,000	67,500
Number of share options, Exercised				(18,736)					(47,509)
Number of share options exercisable, Ending								333,532	390,905
Weighted average exercise price, Options exercisable, Ending	$ 2.83	$ 3.10	$ 4.16		$ 3.33	$ 4.77	$ 4.21
Share-based Payment Arrangement, Option [Member]
Option Indexed to Issuer's Equity [Line Items]
Number of share options, Beginning								2,723,011	2,393,715
Weighted average exercise price, Beginning								$ 5.70	$ 6.12
Number of share options, Granted								402,500	585,000
Weighted average exercise price, Granted								$ 3.32	$ 4.18
Number of share options, Forfeited								(253,100)	(208,195)
Weighted average exercise price, Forfeited								$ 5.25	$ 7.49
Number of share options, Exercised								(18,736)	(47,509)
Weighted average exercise price, Exercised								$ 0.01	$ 1.27
Number of share options, Ending								2,853,675	2,723,011
Weighted average exercise price, Ending								$ 5.42	$ 5.70
Number of share options exercisable, Ending								2,027,431	1,754,261
Weighted average exercise price, Options exercisable, Ending								$ 5.67	$ 5.42